Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 9,374,549	$ 8,381,951	$ 10,192,702	$ 7,629,771
Financial Assets:
Cash and Cash Equivalents	9,375,000	8,382,000
Certificates of Deposit with Other Banks	2,445,005	3,445,005
Certificates of Deposits with Other Banks	2,445,000	3,445,000
Investments	387,643,385	405,386,968
Investment and Mortgage-Backed Securities	387,430,000	405,196,000
Loans Receivable, Net	359,722,846	330,572,729
Loans Receivable, Net	357,457,000	327,460,000
Federal Home Loan Bank (FHLB) Stock, at Cost	2,776,500	2,214,800
FHLB Stock	2,777,000	2,215,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	438,559,000	415,975,000
Time Deposits	215,544,696	236,121,756
Certificate Accounts	214,149,000	235,476,000
Advances from Federal Home Loan Banks	48,395,000	34,640,000
Advances From FHLB	48,153,000	35,676,000
Other Borrowed Money	9,338,000	6,412,000
Notes Payable, Fair Value Disclosure	13,000,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	9,375,000	8,382,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,777,000	2,215,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	438,559,000	415,975,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	9,338,000	6,412,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	2,445,000	3,445,000
Investment and Mortgage-Backed Securities	387,430,000	405,196,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	214,149,000	235,476,000
Advances From FHLB	48,153,000	35,676,000
Other Borrowed Money	0	0
Notes Payable, Fair Value Disclosure	13,000,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	357,457,000	327,460,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures	$ 0	$ 0